File Nos. 33-37459 and 811-6200
As filed with the Securities and Exchange Commission on June 4, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 86

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 90

SCHWAB INVESTMENTS
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices) (zip code)
Registrant’s Telephone Number, including Area Code:
(800) 648-5300
Randall W. Merk
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

Timothy W. Levin, Esq.	John M. Loder, Esq.	Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP	Ropes & Gray	Charles Schwab Investment
1701 Market Street	One International Place	Management, Inc.
Philadelphia, PA 19103	Boston, MA 02110-2624	211 Main Street
San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b)
☑	On June 28, 2010, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date), pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 86 to the Registration Statement of Schwab Investments (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on April 8, 2010 (Accession Number: 0000950123-10-033106) (referred to herein as “PEA No. 85”).
The Registrant’s Prospectus for the Schwab Global Real Estate FundTM is hereby incorporated by reference to Part A of PEA No. 85.
The Registrant’s Statement of Additional Information for the Schwab Global Real Estate Fund is hereby incorporated by reference to Part B of PEA No. 85.
The Registrant’s Part C is hereby incorporated by reference to Part C of PEA No. 85.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 86 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 4th day of June, 2010.

SCHWAB INVESTMENTS
Registrant

Charles R. Schwab*

Charles R. Schwab, Chairman and Trustee
     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 4th day of June, 2010.

	Signature	Title

	Charles R. Schwab*	Chairman and Trustee

Charles R. Schwab

	Walter W. Bettinger, II*	Trustee

Walter W. Bettinger, II

	Mariann Byerwalter*	Trustee

Mariann Byerwalter

	John F. Cogan*	Trustee

John F. Cogan

	William A. Hasler*	Trustee

William A. Hasler

	Gerald B. Smith*	Trustee

Gerald B. Smith

	Donald R. Stephens*	Trustee

Donald R. Stephens

	Joseph H. Wender*	Trustee

Joseph H. Wender

	Michael W. Wilsey*	Trustee

Michael W. Wilsey

	Randall W. Merk*	President and Chief Executive Officer

Randall W. Merk

	George Pereira*	Treasurer and Principal Financial Officer

George Pereira

*By:	/s/ Timothy W. Levin

Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney